Share-based compensation - Disclosure of number and weighted average exercise prices of free ordinary shares (Details) - Free ordinary shares program - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of free shares
Outstanding, beginning balance (in shares)	1,485,019	1,368,630
Granted (in shares)	3,537,321	991,643
Forfeited (in shares)	(188,663)	(265,872)
Exercised (in shares)	(358,637)	(609,382)
Outstanding, ending balance (in shares)	4,475,040	1,485,019
Free ordinary shares subject to performance conditions
Number of free shares
Outstanding, beginning balance (in shares)	0
Outstanding, ending balance (in shares)	3,401,001	0
Free ordinary shares not subject to performance conditions
Number of free shares
Outstanding, beginning balance (in shares)	1,485,019
Outstanding, ending balance (in shares)	1,074,039	1,485,019